INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) (USD $)	Jun. 30, 2012	Feb. 29, 2012
Deferred tax asset:
Net operating loss carry-forwards	$ 6,654,049	$ 3,421,876
Stock-based compensation	1,391,211	1,294,879
Impairment of mineral rights	3,098,687	2,996,687
Accrued expenses	255,085	0
Loss contingency	167,108
Valuation allowance	(11,441,020)	(7,611,366)
Total deferred tax assets	125,120	102,076
Deferred tax liability:
Beneficial conversion feature and other	(125,120)	(102,076)
Net deferred tax assets	$ 0	$ 0